Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000145852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Current Global Dividend Fund - Institutional Class
C000164234
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Marshfield Concentrated Opportunity Fund
C000179800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Meehan Focus Fund
Without Sales Load [Member] | C000145852
Average Annual Return [Line Items]
Average Annual Return, Percent		31.21%	14.53%	12.25%
Without Sales Load [Member] | C000164234
Average Annual Return [Line Items]
Average Annual Return, Percent		6.74%	13.16%	16.56%
Without Sales Load [Member] | C000179800
Average Annual Return [Line Items]
Average Annual Return, Percent		24.03%	16.59%	16.80%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.33%	12.46%	13.28%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.99%	14.19%	15.50%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.99%	14.19%	15.50%
MSCI World High Dividend Yield Index Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World High Dividend Yield Index
Average Annual Return, Percent		23.02%	11.31%	9.95%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		14.83%	13.08%	12.76%